INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2017
Income and mining taxes [Abstract]
Disclosure of income tax [text block]
17. Income and mining taxes
The following table outlines the composition of income tax expense between current tax and deferred tax:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016 (Note 5)
Current income and mining tax expense
Canada	2.8	(1.8)
Foreign	12.2	15.1
Adjustments in respect of prior year	0.1	(4.6)
	15.1	8.7
Deferred income and mining tax expense (recovery)
Canada	(87.7)	1.4
Foreign	(42.0)	(18.1)
Adjustments in respect of prior year	(1.3)	5.9
	(131.0)	(10.8)
Total income tax expense (recovery)	(115.9)	(2.1)

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before taxes. The differences result from the following items:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016 (Note 5)
Loss before taxes	(217.6)	(10.7)
Canadian federal and provincial income tax rates	26.3%	25.8%
Income tax (recovery) expense based on above rates	(57.2)	(2.8)
Increase (decrease) due to
Permanent differences	(11.0)	(4.3)
Different statutory tax rates on earnings of foreign subsidiaries	(11.7)	0.8
Foreign exchange on non-monetary assets and liabilities	(7.4)	(10.1)
Other foreign exchange differences	(1.6)	8.2
Prior years’ adjustments relating to tax provision and tax returns	(1.2)	1.3
Canadian mining tax	10.9	0.4
Mexican special duty tax	0.3	0.6
Withholding tax	1.3	0.3
Change in tax rates	(31.5)	-
Change in unrecognized deferred tax assets	2.0	1.2
Disposal of El Morro gold stream asset	(8.4)	-
Other	(0.4)	2.3
Income tax expense (recovery)	(115.9)	(2.1)

The Company’s statutory tax rate has increased from 25.8% in 2016 to 26.3% in 2017. The increase primarily resulted from an increase in the income tax rate of British Columbia from 11.5% to 12.0%.

The following tables provide analysis of the deferred tax assets and liabilities as at December 31, 2017:

	As at December 31, 2017
(in millions of U.S. dollars)	Canada	USA	Australia(1)	Mexico	Total
Deferred tax assets
Unused non-capital losses	-	3.5	-	-	3.5
Property, plant and equipment	60.6	-	-	-	60.6
Gold stream obligation	24.3	-	-	-	24.3
Investment tax credits / government assistance	18.2	-	-	-	18.2
Alternative minimum tax credits	-	27.0	-	-	27.0
Decommissioning obligations	22.2	-	-	-	22.2
Derivative Instruments/Hedging	2.9	-	-	-	2.9
Ontario Mining Tax	6.1	-	-	-	6.1
Accrued liabilities and provisions	1.3	(0.1)	-	-	1.2
Other	5.6	-	-	-	5.6
	141.2	30.4	-	-	171.6
Deferred tax liabilities
Mining interests	(144.5)	(29.3)	-	-	(173.8)
Property, plant and equipment	-	(24.0)	-	-	(24.0)
Investment tax credits / government assistance	-	-	-	-	-
Decommissioning obligations	-	(5.7)	-	-	(5.7)
British Columbia Mining Tax	(36.6)	-	-	-	(36.6)
Mexican Mining Royalty	-	-	-	(0.1)	(0.1)
Other	(6.4)	(3.7)	-	-	(10.1)
	(187.5)	(62.7)	-	(0.1)	(250.3)
Deferred income tax liabilities, net	(46.3)	(32.3)	-	(0.1)	(78.7)
1.	As at December 31, 2017, the deferred tax asset and deferred tax liability at Peak Mines are included in assets held-for-sale and liabilities held-for-sale, respectively.

	As at December 31, 2016
(in millions of U.S. dollars)	Canada	USA	Australia	Mexico	Total
Deferred tax assets
Unused non-capital losses	-	14.9	-	-	14.9
Property, plant and equipment	92.4	-	6.6	-	99.0
Investment tax credits / government assistance	48.1	-	-	-	48.1
Alternative minimum tax credits	-	15.8	-	-	15.8
Decommissioning obligations	9.4	5.5	4.1	-	19.0
Derivative Instruments/Hedging	19.8	(0.1)	-	-	19.7
Accrued liabilities and provisions	2.3	0.5	3.3	0.4	6.5
Other	1.3	0.1	-	0.5	1.9
	173.3	36.7	14.0	0.9	224.9
Deferred tax liabilities
Mining interests	(276.5)	(51.1)	(24.8)	-	(352.4)
British Columbia Mining Tax	-	(45.2)	-	(5.4)	(50.6)
Ontario Mining Tax	(35.1)	-	-	-	(35.1)
Derivative instruments	(4.2)	-	-	-	(4.2)
Mexican Mining Royalty	-	-	-	(0.4)	(0.4)
Other	-	(16.5)	(1.3)	5.3	(12.5)
	(315.8)	(112.8)	(26.1)	(0.5)	(455.2)
Deferred income tax liabilities, net(1)	(142.5)	(76.1)	(12.1)	0.4	(230.3)
1.	Prior period comparatives have been revised as per note 5.

The following table outlines the movement in the net deferred tax liabilities:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016 (Note 5)
Movement in the net deferred tax liabilities
Balance at the beginning of the year	(230.3)	(275.5)
Recognized in net loss	139.2	20.0
Recognized in other comprehensive income	1.8	20.4
Recognized as reduction in mineral properties	(43.6)	(6.9)
Recognized as foreign exchange	50.3	12.0
Other	2.0	(0.3)
Reclassified as held-for-sale	1.9	-
Total movement in the net deferred tax liabilities	(78.7)	(230.3)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company did not recognize deductible temporary differences on the following losses by country:

⋅	Canadian income tax losses of $0.6 million expiring between 2018 to 2036;
⋅	Canadian capital loss carry-forwards of $41.3 million with no expiry date; and
⋅	Other loss carry-forwards of $20.4 million with varying expiry dates.

In addition to the above, the Company did not recognize net deductible temporary differences and tax credits in the amount of $196.6 million (2016 - $240.9 million) on other temporary differences.

The Company has $123.2 million (2016 - $114.6 million) of temporary differences associated with investment in Subsidiaries on which deferred tax liabilities have not been recognized.

The Company recognizes deferred taxes by taking into account the effects of local enacted tax legislation. Deferred tax assets are fully recognized when the Company concludes that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors that the Company considers, but are not limited to, are:

⋅	Historic and expected future taxable income;
⋅	Any tax planning that can be implemented to realize the tax assets; and
⋅	The nature, amount and timing and reversal of taxable temporary differences.

Future income is impacted by changes in market gold, copper and silver prices as well as forecasted future costs and expenses to produce gold and copper reserves. In addition, the quantities of proven and probable gold and copper reserves, market interest rates and foreign currency exchange rates also impact future levels of taxable income. Any change in any of these factors will result in an adjustment to the recognition of deferred tax assets to reflect the Company's latest assessment of the amount of deferred tax assets that is probable will be realized.

On December 22, 2017, the Tax Cuts and Jobs Act (“tax reform”) was signed into law in the United States. Tax reform lowered the U.S. Federal corporate tax rate from 35% to 21% and made numerous other tax law changes. The change in tax law required the Company to remeasure existing net deferred tax liabilities using the lower rate in the period of enactment resulting in an income tax benefit of approximately $32.6 million to reflect these changes in the year ended December 31, 2017. These estimates may require adjustments based on additional guidance that may be issued by the U.S. Government and as further clarification and interpretations become available. Subsequent adjustments would typically be accounted for as a change in estimate.